Business Developments (Estimated Fair Values of the Assets Acquired and Liabilities Assumed Related to Acquisition of Danamon) (Detail) - JPY (¥) ¥ in Millions			12 Months Ended
		Apr. 29, 2019	Mar. 31, 2020
Customer Relationships [Member]
Business Developments [Line Items]
Weighted average amortization period, in years			17 years
Core Deposit Intangibles [Member]
Business Developments [Line Items]
Weighted average amortization period, in years			10 years
MUFG Bank's Acquisition of Shares in Bank Danamon in Indonesia [Member]
Business Developments [Line Items]
Loans		¥ 1,086,638
Intangible assets	[1]	146,899
Total assets		1,728,480
Deposits—Total deposits		915,075
Total liabilities		¥ 1,242,115
Weighted average amortization period, in years		13 years 2 months 12 days
MUFG Bank's Acquisition of Shares in Bank Danamon in Indonesia [Member] | Customer Relationships [Member]
Business Developments [Line Items]
Intangible assets		¥ 79,552
Weighted average amortization period, in years		13 years 1 month 6 days
MUFG Bank's Acquisition of Shares in Bank Danamon in Indonesia [Member] | Core Deposit Intangibles [Member]
Business Developments [Line Items]
Intangible assets		¥ 44,140
Weighted average amortization period, in years		10 years 1 month 6 days

[1]	Intangible assets with a weighted average amortization period of 13.2 years primarily include ¥79,552 million of relationships with agents with a weighted average amortization period of 13.1 years and ¥44,140 million of core deposit intangibles with a weighted average amortization period of 10.1 years.